Business Acquisition	12 Months Ended
May 31, 2016
Business Combinations [Abstract]
Business Acquisition
3.	BUSINESS ACQUISITION

Acquisition of China Management Software Institute

On September 1, 2012, the Group acquired a 100% equity interest in CMSI, which was mainly focused on providing software and computer education training service in China for a total consideration of US$18,000 within three years by installments and a present value of US$17,455. The Company has fully paid the consideration as of May 31, 2015. The Group intended to use its land and building to expand current business of another school. The software and computer education training service of CMSI would be terminated when current students graduated. The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period
Cash	68
Other current assets	14
Buildings	16,095	23.3-45.3 years
Property, plant and equipment	103	1-5 years
Land use right	1,008	38.5 years
Intangible assets
Student base	110	1.75 years
Goodwill	1,829
Other current liabilities	(45)
Deferred tax liabilities	(1,727)

Total	17,455

Acquisition of Qingdao Alice

In order to expand its business in kindergarten industry and benefit from the synergistic effect, the Group acquired 100% equity interest in Qingdao Alice on December 1, 2014, for a total consideration of US$12,929, which was fully paid as of May 31, 2015. The acquisition was recorded using the acquisition method of accounting, accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis provided by an independent appraiser. The purchase price was allocated as at the date of acquisition as follows:

	US$	Amortization period
Cash	2,306
Other current assets	644
Property, plant and equipment	89	1-5 years
Intangible assets
Trademark	1,058	10.1 years
Student base	1,998	2.2 years
Favorable lease	763	8.7 years
Goodwill	7,540
Other current liabilities	(514)
Deferred tax liabilities	(955)

Total	12,929